Revenue - Disaggregation of Revenue (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	¥ 972,628		¥ 1,023,213	¥ 637,264
Less: tax surcharges	0			(40)
Net revenues	972,628	$ 149,062	1,023,213	637,224
Prepaid Standard Courses [Member]
Disaggregation of Revenue [Line Items]
Total revenues	924,695		997,794	596,702
Prepaid Multiple Course Packages [Member]
Disaggregation of Revenue [Line Items]
Total revenues	44,876		13,139	27,904
Other Courses [Member]
Disaggregation of Revenue [Line Items]
Total revenues	¥ 3,057		¥ 12,280	¥ 12,658